Supplement to the
Fidelity® Variable Insurance Products
Initial Class,
Service Class,
and Service Class 2
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 51.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information replaces the biographical information for Rich Fentin found under the heading "Fund Management" in the "Fund Services" section on page 64.

Matthew Friedman is manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity Investments, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIPIS2-06-04 July 14, 2006
1.816774.110

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio on page 34.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information replaces the biographical information for Richard Fentin found in the "Fund Management" section beginning on page 46.

Matthew Friedman is the manager of VIP Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIPICSD-06-04 July 14, 2006
1.816775.109

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of VIP Disciplined Small Cap Portfolio.

The following supplements the list of principal investment strategies for VIP Investment Grade Bond Portfolio on page 8.

  Investing in Fidelity's central funds.

The following replaces similar information for VIP Investment Grade Bond Portfolio beginning on page 36.

FMR uses central funds (also called central investment portfolios) to help invest the fund's assets. Central funds are specialized mutual funds managed by FMR affiliates that are designed to be used by other Fidelity mutual funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buying bonds directly the fund might invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds.

The following information replaces the biographical information for Rich Fentin found in the "Fund Management" section on page 48.

Matthew Friedman is manager of VIP: Value Strategies Portfolio, which he has managed since July 2006. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VIPINV-06-04 July 14, 2006
1.821023.106